Investment In Real Estate Entity	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Investment In Real Estate Entity

Note 4. Investment in Real Estate Entity

On December 31, 2012, the sole Class B interest in RJ American Homes 4 Rent Investments, LLC (“RJ LLC”) was contributed to us in exchange for 653,492 3.5% convertible perpetual preferred units of the Company’s Operating Partnership, which was at an agreed upon value of approximately $9,802,000. Prior to the exchange, our Sponsor owned 100% of RJ LLC and therefore, the preferred units were issued directly to our Sponsor. Since no consideration was received by RJ LLC from the Sponsor for their Class B interest, the carryover basis for the equity interest issued to the Company was determined to be zero. As a result, the 3.5% convertible perpetual preferred units of the Operating Partnership issued to the Sponsor also had no initial basis and are considered to be noncontrolling interest in Operating Partnership. Our investment in RJ LLC is recorded on the equity method, as the Operating Partnership has more than minor influence over RJ LLC’s operations, and is reflected in the accompanying consolidated balance sheet as investment in real estate entity.

Our investment in RJ LLC is represented by the ownership of the entity’s sole Class B interest, which has the rights to all distributions of operating cash flow and loan proceeds of RJ American Homes 4 Rent One, LLC (“RJ1”). Our Sponsor is the sole owner of Class A interest of RJ LLC and is the managing member. RJ LLC’s only investment is a 30% equity interest in RJ1. RJ1 owns 177 single-family properties, which had been contributed by the Sponsor in September 2012, the Sponsor’s net book value being approximately $4,391,000 at December 31, 2012. In connection with RJ LLC’s investment in RJ1, the Company is also entitled to 20% of the promoted interest in RJ1 held by the Company’s Sponsor. The promoted interest held by our Sponsor is earned after RJ1’s investors achieve certain preferred returns. This promoted interest in RJ1 is equal to 15% after investors in RJ1 receive a 6% return, 25% after an 8.5% return to investors is achieved, and 35% after an 11.5% return to investors is achieved. As of December 31, 2012, RJ1 had total assets of $25,211,000, total liabilities of $673,000 and total equity of $24,538,000.